T. ROWE PRICE Retirement I 2045 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4.5%
T. Rowe Price Funds:
New Income Fund  99,387 24,935 6,900 12,034,256 117,214
U.S. Treasury Long-Term Index
Fund  30,839 24,778 2,591 3,583,546 40,781
International Bond Fund (USD
Hedged)  34,062 7,302 2,350 3,873,220 39,429
Dynamic Global Bond Fund  22,875 4,489 1,447 2,659,546 26,702
Emerging Markets Bond Fund  11,879 1,762 5,858 791,568 8,826
High Yield Fund  13,303 2,213 10,135 936,887 6,211
Floating Rate Fund  6,904 1,340 7,548 117,894 1,127
Total Bond Mutual Funds (Cost $242,340) 240,290
EQUITY MUTUAL FUNDS 93.6%
T. Rowe Price Funds:
Value Fund  668,343 217,974 44,704 24,901,863 1,087,713
Growth Stock Fund (2) 786,963 147,387 137,772 9,821,656 976,567
Equity Index 500 Fund  315,811 132,801 86,674 4,229,473 426,458
International Value Equity Fund  263,737 77,363 19,349 27,237,256 402,567
Overseas Stock Fund  277,557 74,680 43,972 31,273,188 388,726
International Stock Fund  258,453 67,835 17,752 17,792,859 384,148
Emerging Markets Stock Fund  170,542 30,011 38,807 4,033,881 228,439
Mid-Cap Growth Fund  152,383 34,003 10,310 1,839,194 212,390
Mid-Cap Value Fund  132,525 38,103 9,431 6,460,932 207,460
Small-Cap Stock Fund  88,831 28,848 11,388 2,132,711 145,131
New Horizons Fund (2) 112,363 30,960 24,400 1,629,580 135,190
Small-Cap Value Fund  77,865 22,510 5,955 2,319,788 134,385
Real Assets Fund  71,540 37,090 4,940 9,507,321 123,215
U.S. Large-Cap Core Fund  17,529 33,220 2,389 1,833,386 56,707
Emerging Markets Discovery
Stock Fund  1,514 45,761 967 3,472,111 54,130
Total Equity Mutual Funds (Cost $3,922,284) 4,963,226

T. ROWE PRICE Retirement I 2045 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 38,188 198,079 136,557 99,710,217 99,710
Total Short-Term Investments (Cost $99,710) 99,710
Total Investments in Securities 100.0%
(Cost $4,264,334) $ 5,303,226
Other Assets Less Liabilities (0.0)% (2,156)
Net Assets 100.0% $ 5,301,070
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2045 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 165 $ 785 $ 475
Emerging Markets Bond Fund (221) 1,043 436
Emerging Markets Discovery Stock Fund 500 7,822 303
Emerging Markets Stock Fund 3,328 66,693 2,359
Equity Index 500 Fund 12,338 64,520 5,094
Floating Rate Fund (142) 431 208
Growth Stock Fund 65,285 179,989 —
High Yield Fund 190 830 581
International Bond Fund (USD Hedged) 285 415 517
International Stock Fund 7,249 75,612 3,639
International Value Equity Fund 1,976 80,816 8,606
Mid-Cap Growth Fund 11,157 36,314 333
Mid-Cap Value Fund 6,091 46,263 2,873
New Horizons Fund 21,702 16,267 —
New Income Fund 1,433 (208) 2,132
Overseas Stock Fund 211 80,461 6,961
Real Assets Fund 731 19,525 2,098
Small-Cap Stock Fund 4,247 38,840 686
Small-Cap Value Fund 2,776 39,965 986
U.S. Large-Cap Core Fund 694 8,347 535
U.S. Treasury Long-Term Index Fund 6,879 (12,245) 486
Value Fund 23,624 246,100 13,830
U.S. Treasury Money Fund, 0.09% — — 141
Totals $ 170,498# $ 998,585 $ 53,279+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $99,391 of the net realized gain (loss).
+ Investment income comprised $53,279 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2045 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2045 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2045 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R418-054Q3 02/21